Average Annual Total Returns - BlackRock Event Driven Equity Fund	Sep. 28, 2020
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	31.43%
5 Years	11.48%
10 Years	13.54%
ICE BofA 3-Month U.S. Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.28%
5 Years	1.07%
10 Years	0.58%
Investor A
Average Annual Return:
1 Year	1.53%
5 Years	3.10%
10 Years	8.56%
Investor A | After Taxes on Distributions
Average Annual Return:
1 Year	0.21%
5 Years	(0.12%)
10 Years	6.79%
Investor A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.93%
5 Years	1.68%
10 Years	6.59%
Investor C
Average Annual Return:
1 Year	5.28%
5 Years	3.46%
10 Years	8.36%
Institutional
Average Annual Return:
1 Year	7.29%
5 Years	4.48%
10 Years	9.44%